Stock Plans (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Summary of Stock Option and RSA Activity
Beginning Balance, Shares	18,615
Granted, shares	295
Exercised, shares	(5,893)
Forfeited, shares	(242)
Expired, shares	(46)
Ending Balance, Shares	12,729
Beginning balance, weighted average exercise price	$ 44.98
Granted, weighted average exercise price	$ 86.64
Exercised, weighted average exercise price	$ 48.05
Forfeitures, weighted average exercise price	$ 51.83
Expired, weighted average exercise price	$ 47.84
Ending balance, weighted average exercise price	$ 44.39
Options vested and expected to vest, shares	12,726
Options vested and expected to vest, Weighted Average Exercise Price	$ 44.39
Options exercisable, shares	11,628
Options exercisable, Weighted Average Exercise Price	$ 42.64
Beginning balance, shares	9,578
Granted, shares	2,639
Vested, shares	(3,427)
Forfeited, shares	(916)
Ending balance, shares	7,874
Beginning Balance, Weighted Average Grant Price	$ 51.88
Granted, Weighted Average Grant Price	$ 86.65
Vested, Weighted Average Grant Price	$ 47.25
Forfeited, Weighted Average Grant Price	$ 60.98
Ending Balance, Weighted Average Grant Price	$ 64.48